Critical accounting judgments and key sources of estimation uncertainty	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Critical accounting judgments and key sources of estimation uncertainty
Critical accounting judgments and key sources of estimation uncertainty
3.	Critical accounting judgments and key sources of estimation uncertainty

The critical accounting judgements and key sources of estimation uncertainty for the three months ended March 31, 2023 are the same as those disclosed in the audited December 31, 2022 financial statements, except for income taxes. Income taxes are recognized based on the best estimate of the weighted average annual effective income tax rate expected for the full financial year.

3.	Critical accounting judgments and key sources of estimation uncertainty

The preparation of the financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable and relevant under the circumstances, independent estimates, quoted market prices and common, industry standard modelling techniques. Actual outcomes could result in a material adjustment to the carrying amount of assets or liabilities affected in future periods.

The Company has identified the following areas as being critical to understanding the Company’s financial position as they require management to make complex and/or subjective judgements, estimates and assumptions about matters that are inherently uncertain:

Critical accounting judgements

In the process of applying the Company’s accounting policies, management has made judgements based on the relevant facts and circumstances including macro-economic circumstances and, where applicable, interpretation of underlying agreements, which have the most significant effect on the amounts recognized in the financial statements.

Key sources of estimation uncertainty

In the process of applying the Company’s accounting policies, management has made key estimates and assumptions concerning the future and other key sources of estimation uncertainty. The key assumptions and estimates at the reporting date that have a significant risk of resulting in a material adjustment to the carrying amount of assets and liabilities within the next financial year, are described below. Actual results may differ from these estimates under different assumptions and conditions and may materially affect financial results or the financial position reported in future periods.

Restoration, rehabilitation and decommissioning (note 16)

A provision for future restoration, rehabilitation and decommissioning costs requires estimates and assumptions to be made around the relevant regulatory framework, the magnitude of the possible disturbance and the timing, extent and costs of the required closure and rehabilitation activities. Most of these rehabilitation and decommissioning events are expected to take place many years in the future and the currently estimated requirements and costs that will have to be met when the restoration event occurs are inherently uncertain and could materially change over time.

In calculating the appropriate provision for the expected restoration, rehabilitation or decommissioning obligations, cost estimates of the future potential cash outflows based on current studies of the expected rehabilitation activities and timing thereof, are prepared. These forecasts are then discounted to their present value using a risk free rate specific to the liability and the currency in which they are denominated.

Any changes in the expected future costs are initially reflected in both the provision and the asset (included within plant and equipment classification) and subsequently in the statement of profit or loss and other comprehensive income over the remaining economic life of the asset. As the actual future costs can differ from the estimates due to changes in laws, regulations, technology, costs and timing, the provisions including the estimates and assumptions contained therein are reviewed regularly by management. The aggregate effect of changes within 12 months as a result of revisions to cost and timing assumptions is not expected to be material.

3.	Critical accounting judgments and key sources of estimation uncertainty (continued)

Depreciation based on a UOP basis (note 12)

Assets depreciated on a UOP basis rely heavily on estimated production units. In calculating the appropriate production level, management rely on life of mine plans containing production levels and costs. Estimated production units include commercially recoverable reserves (proven and probable reserves) and other mineral resources (measured, indicated and inferred resources) that can be economically and legally extracted from the CSA mine. Other mineral resources have been included in estimated production units (beyond just the proven and probable reserves) when management has sufficient confidence, for the purpose of determining economic life of certain assets, that these resources will be converted into proven and probable reserves. This determination is based on proven historical conversion rates through further drilling and a historical track record of life of mine extensions and replenishment of reserves.

The estimation of production units requires significant subjective assumptions that arise from the evaluation of geological, geophysical, engineering and economic data based on the size, depth and shape of an ore body, and requires complex geological assessments to interpret that data. Furthermore, in order to determine the production units, estimates and assumptions are also required about a range of technical and economic factors such as estimates of commodity prices, future capital requirements, quantities, grades, production techniques, recovery and conversion rates, production costs, etc. Therefore, the Company uses both internal and external technical experts to estimate the production units from CSA mine.

This data could change over time as a result of numerous factors, including new information gained from development activities, evolving production history and a reassessment of the viability of production under different economic conditions. As such changes in production units may affect the life of mine and depreciation rates thereby impacting the Company’s financial results and financial position for future periods.

The estimates and assumptions contained within the life of mine plans are reviewed regularly by management. Any changes in the life of mine plans are reflected in the depreciation rates and subsequent asset book values on a prospective basis.

Recognition and measurement of uncertain tax positions (note 9)

The Company is subject to taxes with often complex legal and tax regulatory environments. Some estimation is required in determining the accrual for income taxes. The income tax positions taken are considered by the Company to be supportable and are intended to withstand challenge from tax authorities. However, it is acknowledged that some of the positions are uncertain and include interpretations of complex tax laws as well as transfer pricing considerations which could be disputed by tax authorities. The Company judges these positions on their technical merits on a regular basis using all the information available (legislation, case law, regulations, established practice, authoritative doctrine as well as the current state of discussions with tax authorities, where appropriate). A liability is recorded for each item that is not probable of being sustained on examination by the tax authorities, based on all relevant information. The liability is calculated taking into account the most likely outcome or the expected value, depending on which is thought to give a better prediction of the resolution of each uncertain tax position in view of reflecting the likelihood of an adjustment being recognized upon examination. These estimates are based on facts and circumstances existing at the end of the reporting period. The tax liability and income tax expense include expected penalties and late payment interest arising from tax disputes.

Where the final income tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current income tax expense and deferred income tax assets and liabilities in the period in which such determination is made. Details of taxation can be found in note 9.

3.	Critical accounting judgments and key sources of estimation uncertainty

The preparation of the financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable and relevant under the circumstances, independent estimates, quoted market prices and common, industry standard modelling techniques. Actual outcomes could result in a material adjustment to the carrying amount of assets or liabilities affected in future periods.

The Company has identified the following areas as being critical to understanding the Company’s financial position as they require management to make complex and/or subjective judgements, estimates and assumptions about matters that are inherently uncertain:

Critical accounting judgements

In the process of applying the Company’s accounting policies, management has made judgements based on the relevant facts and circumstances including macro-economic circumstances and, where applicable, interpretation of underlying agreements, which have the most significant effect on the amounts recognized in the financial statements.

Key sources of estimation uncertainty

In the process of applying the Company’s accounting policies, management has made key estimates and assumptions concerning the future and other key sources of estimation uncertainty. The key assumptions and estimates at the reporting date that have a significant risk of resulting in a material adjustment to the carrying amount of assets and liabilities within the next financial year, are described below. Actual results may differ from these estimates under different assumptions and conditions and may materially affect financial results or the financial position reported in future periods.

Restoration, rehabilitation and decommissioning (note 16)

A provision for future restoration, rehabilitation and decommissioning costs requires estimates and assumptions to be made around the relevant regulatory framework, the magnitude of the possible disturbance and the timing, extent and costs of the required closure and rehabilitation activities. Most of these rehabilitation and decommissioning events are expected to take place many years in the future and the currently estimated requirements and costs that will have to be met when the restoration event occurs are inherently uncertain and could materially change over time.

In calculating the appropriate provision for the expected restoration, rehabilitation or decommissioning obligations, cost estimates of the future potential cash outflows based on current studies of the expected rehabilitation activities and timing thereof, are prepared. These forecasts are then discounted to their present value using a risk free rate specific to the liability and the currency in which they are denominated.

Any changes in the expected future costs are initially reflected in both the provision and the asset (included within plant and equipment classification) and subsequently in the statement of profit or loss and other comprehensive income over the remaining economic life of the asset. As the actual future costs can differ from the estimates due to changes in laws, regulations, technology, costs and timing, the provisions including the estimates and assumptions contained therein are reviewed regularly by management. The aggregate effect of changes within 12 months as a result of revisions to cost and timing assumptions is not expected to be material.

Depreciation based on a UOP basis (note 12)

Assets depreciated on a UOP basis rely heavily on estimated production units. In calculating the appropriate production level, management rely on life of mine plans containing production levels and costs. Estimated production units include commercially recoverable reserves (proven and probable reserves) and other mineral resources (measured, indicated and inferred resources) that can be economically and legally extracted from the CSA mine. Other mineral resources have been included in estimated production units (beyond just the proven and probable reserves) when management has sufficient confidence, for the purpose of determining economic life of certain assets, that these resources will be converted into proven and probable reserves. This determination is based on proven historical conversion rates through further drilling and a historical track record of life of mine extensions and replenishment of reserves.

The estimation of production units requires significant subjective assumptions that arise from the evaluation of geological, geophysical, engineering and economic data based on the size, depth and shape of an ore body, and requires complex geological assessments to interpret that data. Furthermore, in order to determine the production units, estimates and assumptions are also required about a range of technical and economic factors such as estimates of commodity prices, future capital requirements, quantities, grades, production techniques, recovery and conversion rates, production costs, etc. Therefore, the Company uses both internal and external technical experts to estimate the production units from CSA mine.

This data could change over time as a result of numerous factors, including new information gained from development activities, evolving production history and a reassessment of the viability of production under different economic conditions. As such changes in production units may affect the life of mine and depreciation rates thereby impacting the Company’s financial results and financial position for future periods.

The estimates and assumptions contained within the life of mine plans are reviewed regularly by management. Any changes in the life of mine plans are reflected in the depreciation rates and subsequent asset book values on a prospective basis.

Recognition and measurement of uncertain tax positions (note 9)

The Company is subject to taxes with often complex legal and tax regulatory environments. Some estimation is required in determining the accrual for income taxes. The income tax positions taken are considered by the Company to be supportable and are intended to withstand challenge from tax authorities. However, it is acknowledged that some of the positions are uncertain and include interpretations of complex tax laws as well as transfer pricing considerations which could be disputed by tax authorities. The Company judges these positions on their technical merits on a regular basis using all the information available (legislation, case law, regulations, established practice, authoritative doctrine as well as the current state of discussions with tax authorities, where appropriate). A liability is recorded for each item that is not probable of being sustained on examination by the tax authorities, based on all relevant information. The liability is calculated taking into account the most likely outcome or the expected value, depending on which is thought to give a better prediction of the resolution of each uncertain tax position in view of reflecting the likelihood of an adjustment being recognized upon examination. These estimates are based on facts and circumstances existing at the end of the reporting period. The tax liability and income tax expense include expected penalties and late payment interest arising from tax disputes.

Where the final income tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current income tax expense and deferred income tax assets and liabilities in the period in which such determination is made. Details of taxation can be found in note 9.